UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-PX

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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
 Investment Company Act file number: 811-21590

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AIG STRATEGIC HEDGE FUND OF FUNDS
(Exact name of registrant as specified in charter)

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599 Lexington Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

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Robert Discolo
AIG Strategic Hedge Fund of Funds
599 Lexington Avenue
New York, NY 10022
(Name and address of agent for service)

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Registrant's telephone number, including area code: (646) 735-0552

Date of fiscal year end: March 31st

Date of reporting period: August 1, 2004 - June 30, 2005

Item 1. Proxy Voting Record

The registrant has waived its voting rights with respect to its investment portfolio funds and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG STRATEGIC HEDGE FUND OF FUNDS

By:   /s/ Robert Discolo
            Robert Discolo
            President and Principal Executive Officer

Date:  August 31, 2005

By: /s/ Philip J. Dunne
            Philip J. Dunne
            Treasurer and Principal Financial Officer

Date:  August 31, 2005